Equity (Details) - Schedule of warrants activity - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares	9,903,401	9,903,401	9,903,401		9,903,401		9,903,401		9,280,323
Weighted average life	6 months 7 days	1 year 7 days	6 months 29 days		1 year 6 months 29 days		2 years 6 months 29 days		4 years 11 months 23 days
Expiration dates				[1]		[1]		[1]	July 6, 2021
Grants of Series A Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares							576,924
Weighted average life							2 years 11 months 23 days
Expiration dates							July 9, 2022
Grants of Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares							46,154
Weighted average life							2 years 11 months 23 days
Expiration dates							July 9, 2022
Grants of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares							390,579
Weighted average life
Expiration dates							August 9, 2018
Exercise of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares							(390,579)

[1]	As of June 30, 2021 and December 31, 2020, the Company’s 9,903,401 shares of warrants were comprised of 9,903,401 shares which expired on July 6, 2021, and 623,078 shares which would expire on July 9, 2022, respectively.